Document and Entity Information	Jan. 02, 2024
Prospectus:
Document Type	497
Document Period End Date	Jan. 02, 2025
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 02, 2025
Document Effective Date	Jan. 02, 2025
Prospectus Date	Jan. 02, 2024
Innovator Premium Income 15 Buffer ETF - January | Innovator Premium Income 15 Buffer ETF - January
Prospectus:
Trading Symbol	LJAN